UNITED STATES PRIVATE
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		March 10, 2000


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE PRIVATE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		10

Form 13F Information Table Value Total:		$941,883



List of Other Included Managers:			None
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                                                   FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3 Column 4Column 5         Column 6   Column 7 Column8

                                            VALUE   SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP  (x$1000) PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102 106,4792,314,750sh        Sole              2,314,750
Banco Comm Portuges SSpsrd ADR New059749303  13,457  503,062sh        Sole               503,062
Billiton             ADR             090171 209,65244,550,00sh        Sole              44,550,000
Ericsson L M Tel Co. ADR CL B SEK1294821400 136,2161,452,000sh        Sole              1,452,000
Gencor               ADR          368681201  29,5107,590,000sh        Sole              8,910,000
News Corp            ADR          652487703 254,8134,530,000sh        Sole              4,530,000
Rio Tinto            Spsrd ADR    74974K706   1,894   26,583sh        Sole                26,583
Royal Dutch Pete Co  NY Reg GLDR 5780257705 154,7062,676,000sh        Sole              2,676,000
Sony Corp            ADR New      835699307  35,156  125,500sh        Sole               150,000




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